Notes to Cash Flows - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Cash Flows Explanatory Notes [Line Items]
Interest received	£ 11,627	£ 6,618	£ 4,873
Interest paid	6,496	2,107	1,085
Dividends received	0	0	0
Cash outflow for leases	£ 50	£ 28	28
Disposal of non-controlling interests			£ (181)